Schedule of Investments
March 31, 2021 (unaudited)
Tactical Moderate Allocation Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 15.04%

Beverages - 0.28%
Coca Cola Co.			580	30,572
Keurig Dr. Pepper, inc.			1,025	35,229
PepsiCo., Inc.			268	37,909

				103,710

Cable & Other Pay Television Services - 0.05%
Charter Communications, Inc. Class A (2)			30	18,511

Construction Machinery & Equip - 0.05%
Caterpillar, Inc.			84	19,477

Deep Sea Foreign Transportation of Freight - 0.03%
Atlas Corp.			873	11,916

Electronic Computers - 1.17%
Apple, Inc. (8)			3,558	434,610

Food & Kindred Products - 0.09%
Mondelez International, Inc. Class A			577	33,772

Gen Building Contractors - Residential Buildings - 0.05%
Lennar Corp. Class A			173	17,513

Guided Missiles & Space Vehicles & Parts - 0.58%
Lockheed Martin Corp.			580	214,310

Hospital & Medical Service Plans - 0.56%
UnitedHealth Group, Inc.			558	207,615

Industrial Instruments For Measurement, Display, And Control - 0.06%
Danaher Corp.			106	23,858

Measuring & Controlling Devices, Nec - 0.04%
Thermo Fisher Scientific, Inc.			35	15,973

Motor Vehicles & Passenger Car Bodies - 0.04%
General Motors Co. (2)			261	14,997

National Commercial Banks - 0.97%
Bank of America Corp.			4,605	178,167
Citigroup, Inc.			237	17,242
JPMorgan Chase & Co.			174	26,488
Bank OZK			3,376	137,910

				359,807

Oil, Gas Field Services, Nbc - 0.04%
Schlumberger N.V.			600	16,314

Operative Builders - 0.05%
PulteGroup, Inc.			329	17,253

Pharmaceutical Preparations - 0.09%
Johnson & Johnson			195	32,048

Railroads, Line-Haul Operating - 0.05%
Union Pacific Corp. (8)			91	20,057

Real Estate Investment Trusts - 0.57%
American Tower Corp.			889	212,524

Retail-Auto Dealers & Gasoline Stations - 0.02%
Carvana Co. (2)			29	7,610

Retail-Catalog & Mail-Order Houses - 1.54%
Amazon.com, Inc. (2)			185	572,405

Retail-Family Clothing Stores - 0.07%
TJX Cos., Inc.			365	24,145

Rubber & Plastics Footwear - 0.07%
Nike, Inc.			188	24,983

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.08%
Intercontinental Exchange, Inc.			282	31,494

Security Brokers, Dealers & Flotation Companies - 0.21%
Goldman Sachs Group, Inc.			120	39,240
Morgan Stanley			497	38,597

				77,837

Semiconductors & Related Devices - 1.83%
Advanced Micro Devices, Inc. (2)			1,797	141,064
NVIDIA Corp.			578	308,612
Taiwan Semiconductor Manufacturing Co. Ltd ADR			1,950	230,646

				680,322

Services-Business Services, Nec - 1.20%
Alibaba Group Holding Ltd. ADR (2)			816	185,012
MasterCard, Inc. Class A			573	204,016
PayPal Holdings, Inc. (2) (8)			131	31,812
Visa, Inc. Class A			112	23,714

				444,554

Services-Computer Programming, Data Processing, Etc. - 1.94%
Alphabet, Inc. Class A (2)			178	367,129
Cardlytics, Inc. (2)			79	8,666
Facebook, Inc. Class A (2)			736	216,774
The Trade Desk, Inc. Class A (2)			194	126,422

				718,991

Services-Miscellaneous Amusement & Recreations - 0.13%
DraftKings, Inc. Class A (2)			154	9,445
Walt Disney Co. (2)			204	37,642

				47,087

Services-Prepackaged Software - 2.58%
Activision Blizzard, Inc. (2) (8)			207	19,251
Adobe, Inc. (2)			430	204,409
Intuit, Inc.			47	18,004
Microsoft Corp.			1,789	421,792
Square, Inc. Class A (2)			1,296	294,257

				957,713

Services-Video Tape Rental - 0.52%
Netflix, Inc. (2)			368	191,971

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.07%
Ecolab, Inc.			120	25,688

Total Common Stocks			(Cost $ 4,992,708)	5,579,065

Corporate Bonds - 4.34% (2)

Finance Services - 0.82%
American Express Co., 3.700%, 11/05/2021			300,000	305,163

Fire, Marine & Casualty Insurance - 0.82%
Progressive Corp, 3.750%, 08/23/2021			300,000	304,031

Motor Vehicles & Passenger Car Bodies - 0.41%
Daimler Finance North America LLC REGS (Germany) , 3.350%, 05/04/2021			150,000	150,363

National Commercial Banks - 1.62%
Keybank N.A., 3.350%, 06/15/2021			300,000	301,809
Societe Generale REGS (Canada), 2.500%, 04/08/2021			300,000	300,054

				601,863

Retail-Drug Stores And Proprietary Stores - 0.67%
CVS Health Corp., 2.125%, 06/01/2021			250,000	250,332

Total Corporate Bonds			(Cost $ 1,605,224)	1,611,752

Exchange Traded Funds - 74.31% (4)

Aberdeen Standard Physical Palladium Shares ETF (2)			736	180,210
American Century STOXX ETF			2,949	139,693
Amplify Online Retail ETF (2)			145	18,006
Communication Services Select Sector SPDR Fund ETF			750	54,990
Consumer Discretionary Select Sector SPDR Fund ETF			363	61,009
Direxion Russell 1000 Value Over Growth ETF (2)			2,420	138,812
Energy Select Sector SPDR ETF			775	38,022
Financial Select Sector SPDR Fund ETF			1,575	53,629
First Trust Consumer Staples AlphaDEX Fund ETF			3,292	189,191
First Trust Dow Jones Internet Index Fund ETF (2)			86	18,755
First Trust Dorsey Wright Momentum & Dividend ETF			4,749	138,949
First Trust Enhanced Short Maturity ETF			5,770	346,027
First Trust Large Cap Value AlphaDEX Fund ETF			842	53,596
First Trust Long/Short Equity ETF (2) (8)			2,091	95,015
First Trust Strategic Income ETF			38,014	1,856,224
First Trust Value Line Dividend Index Fund ETF			3,645	138,437
Health Care Select Sector SPDR Fund ETF			568	66,308
IndexIQ Merger Arbitrage ETF (2)			3,441	113,381
Industrial Select Sector Industrial SPDR ETF			515	50,702
Invesco Buyback Achievers ETF			1,669	140,546
Invesco DB Commodity Index Tracking ETF (2) (8)			7,973	132,432
Invesco QQQ Trust Series 1 ETF			3,518	1,122,699
iShares 1-5 Year Investment Grade Corporate Bond ETF (8)			54,306	2,969,452
iShares 20+ Year Tresury Bond ETF			374	50,658
iShares Core MSCI Emerging Markets ETF (8)			1,466	94,352
iShares Core S&P 500 ETF			319	126,905
iShares Core U.S. Aggregate Bond ETF			1,672	190,324
iShares Edge MSCI USA Value Factor ETF			1,362	139,551
iShares Expanded Tech Software Sector ETF (2)			55	18,778
iShares MSCI EAFE ETF (2)			544	41,273
iShares MSCI Emerging Markets ETF (2)			496	26,457
iShares Russell 2000 ETF			111	24,524
iShares S&P 500 Value ETF			2,028	286,435
JPMorgan Ultra-Short Income ETF (8)			3,936	199,772
JPMorgan U.S. Aggregate Bond ETF			22,432	602,299
JPMorgan U.S. Minimum Volatility ETF			10,500	351,398
Materials Select Sector SPDR Fund ETF			265	20,882
PGIM Ultra Short Bond ETF (8)			67,129	3,346,381
ProShares Ultra QQQ ETF (2)			6,589	772,165
ProShares Ultra Russell 2000 ETF (2)			653	72,999
ProShares Ultra S&P500 ETF			3,045	311,534
ProShares VIX Short-Term Futures ETF (2)			6,274	58,662
Quadratic Interest Rate Volatility and Inflation Hedge ETF			4,265	121,894
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (2)			13,225	1,210,087
SPDR Bloomberg Barclays Convertible Securities ETF			9,009	750,900
SPDR Bloomberg Barclays High Yield Bond ETF			7,068	768,998
SPDR Dow Jones Global Real Estate ETF (8)			2,032	95,951
SPDR Gold Shares ETF (2)			224	35,831
SPDR S&P 500 ETF Trust (9)			4,137	1,639,617
SPDR S&P 600 Small Cap Value ETF			1,708	140,039
SPDR S&P Biotech ETF			130	17,634
SPDR S&P Oil & Gas Exploration & Production ETF			230	18,708
SPDR S&P Retail ETF			2,110	188,233
Technology Select Sector SPDR Fund ETF			1,624	215,683
VanEck Vectors Semiconductor ETF (2)			80	19,484
Vanguard FTSE All-World ex-US ETF (8)			3,608	218,933
Vanguard FTSE Developed Markets ETF (8)			3,841	188,632
Vanguard FTSE Emerging Markets ETF (8)			2,026	105,453
Vanguard Growth ETF (8)			447	114,897
Vanguard Large Cap ETF (8)			619	114,701
Vanguard Long-Term Bond ETF (8)			469	46,028
Vanguard Mid Cap ETF (8)			754	166,890
Vanguard Real Estate Index Fund ETF Shares (8)			502	46,114
Vanguard Russell 2000 ETF (8)			292	52,055
Vanguard Short Term Bond ETF (8)			1,017	83,587
Vanguard Short-Term Corporate Bond Index Fund ETF (8)			37,672	3,107,940
Vanguard Total Bond Market ETF (8)			4,233	358,620
Vanguard Total International Bond ETF (8)			4,658	266,065
Vanguard Total Stock Market ETF (8)			2,956	610,976
Vanguard Value ETF (8)			930	122,258
Virtus InfraCap US Preferred Stock ETF			78,646	1,893,009

Total Exchange Traded Funds			(Cost $ 26,759,782)	27,570,651

Exchange Trades Notes- 0.03% (5)

iPath Series B S&P 500 VIX Short-Term Futures ETN (2)			1,066	12,152

Total Exchange Trades Notes			(Cost $ 15,630)	12,152

Money Market Registered Investment Companies - 6.04%

First American Treasury Obligation Fund Class X 0.03% (3)			2,240,952	2,240,952

Total Money Market Registered Investment Companies			(Cost $ 2,240,952)	2,240,952

Total Investments - 102.56%			(Cost $ 36,473,098)	38,052,202

Liabilities in Excess of Other Assets - (2.56%)				(949,355)

Total Net Assets - 100.00%				37,102,847

Options

	Long (Short)		Notional Value of	Fair
	Contracts (7)	Expiration Date	Contracts ($) (6)	Value ($)

Call Options
SPDR S&P 500 ETF Trust, Strike $396.00	33	5/21/2021	1,306,800	31,020
SPDR S&P 500 ETF Trust, Strike $397.00	30	5/21/2021	1,191,000	26,430
SPDR S&P 500 ETF Trust, Strike $360.00	30	5/21/2021	1,080,000	7,320
SPDR S&P 500 ETF Trust, Strike $393.00	30	6/18/2021	1,179,000	42,390
SPDR S&P 500 ETF Trust, Strike $394.00	20	6/18/2021	788,000	26,640
SPDR S&P 500 ETF Trust, Strike $380.00	15	6/18/2021	570,000	35,865
SPDR S&P 500 ETF Trust, Strike $330.00	20	9/17/2021	660,000	142,240
SPDR S&P 500 ETF Trust, Strike $346.00	15	9/17/2021	519,000	85,500
SPDR S&P 500 ETF Trust, Strike $363.00	20	9/17/2021	726,000	85,340
SPDR S&P 500 ETF Trust, Strike $371.00	30	12/17/2021	1,113,000	121,470
SPDR S&P 500 ETF Trust, Strike $372.00	35	12/17/2021	1,302,000	143,605
SPDR S&P 500 ETF Trust, Strike $380.00	15	1/21/2022	570,000	54,810
SPDR S&P 500 ETF Trust, Strike $394.00	20	1/21/2022	788,000	53,020
SPDR S&P 500 ETF Trust, Strike $397.00	15	1/21/2022	595,500	37,710
SPDR S&P 500 ETF Trust, Strike $392.00	22	3/18/2022	862,400	65,637

	350		13,250,700	958,997

Put Options
SPDR S&P 500 ETF Trust, Strike $359.00	33	5/21/2021	1,184,700	7,788
SPDR S&P 500 ETF Trust, Strike $346.00	20	6/18/2021	692,000	5,940
SPDR S&P 500 ETF Trust, Strike $356.00	45	6/18/2021	1,602,000	17,505
SPDR S&P 500 ETF Trust, Strike $342.00	10	9/17/2021	342,000	7,570
SPDR S&P 500 ETF Trust, Strike $352.00	10	9/17/2021	352,000	9,010
SPDR S&P 500 ETF Trust, Strike $355.00	20	1/21/2022	710,000	30,820

	138		4,882,700	78,633

Call Options Written
SPDR S&P 500 ETF Trust, Strike $419.00	33	5/21/2021	1,382,700	(4,059)
SPDR S&P 500 ETF Trust, Strike $421.00	30	5/21/2021	1,263,000	(2,910)
SPDR S&P 500 ETF Trust, Strike $406.00	20	6/18/2021	812,000	(13,060)
SPDR S&P 500 ETF Trust, Strike $416.00	45	6/18/2021	1,872,000	(16,425)
SPDR S&P 500 ETF Trust, Strike $375.00	20	9/17/2021	750,000	(69,160)
SPDR S&P 500 ETF Trust, Strike $385.00	15	9/17/2021	577,500	(39,945)
SPDR S&P 500 ETF Trust, Strike $405.00	10	9/17/2021	405,000	(13,400)
SPDR S&P 500 ETF Trust, Strike $435.00	22	12/17/2021	957,000	(20,207)
SPDR S&P 500 ETF Trust, Strike $410.00	20	12/17/2021	820,000	(32,000)
SPDR S&P 500 ETF Trust, Strike $415.00	15	12/17/2021	622,500	(19,470)
SPDR S&P 500 ETF Trust, Strike $420.00	30	12/17/2021	1,260,000	(34,800)
SPDR S&P 500 ETF Trust, Strike $425.00	35	1/21/2022	1,487,500	(37,450)
SPDR S&P 500 ETF Trust, Strike $435.00	15	1/21/2022	652,500	(10,500)
SPDR S&P 500 ETF Trust, Strike $417.00	10	3/18/2022	417,000	(8,330)

	320		13,278,700	(321,716)

Put Options Written
SPDR S&P 500 ETF Trust, Strike $396.00	33	5/21/2021	1,306,800	(30,162)
SPDR S&P 500 ETF Trust, Strike $397.00	30	5/21/2021	1,191,000	(28,500)
SPDR S&P 500 ETF Trust, Strike $394.00	20	6/18/2021	788,000	(23,320)
SPDR S&P 500 ETF Trust, Strike $380.00	15	6/18/2021	570,000	(11,295)
SPDR S&P 500 ETF Trust, Strike $393.00	30	6/18/2021	1,179,000	(33,930)
SPDR S&P 500 ETF Trust, Strike $363.00	20	9/17/2021	726,000	(21,840)
SPDR S&P 500 ETF Trust, Strike $280.00	20	9/17/2021	560,000	(4,940)
SPDR S&P 500 ETF Trust, Strike $290.00	15	9/17/2021	435,000	(4,425)
SPDR S&P 500 ETF Trust, Strike $338.00	15	12/17/2021	507,000	(18,180)
SPDR S&P 500 ETF Trust, Strike $317.00	35	12/17/2021	1,109,500	(27,738)
SPDR S&P 500 ETF Trust, Strike $321.00	30	12/17/2021	963,000	(25,320)
SPDR S&P 500 ETF Trust, Strike $394.00	20	1/21/2022	788,000	(51,780)
SPDR S&P 500 ETF Trust, Strike $325.00	15	1/21/2022	487,500	(14,625)
SPDR S&P 500 ETF Trust, Strike $335.00	22	3/18/2022	737,000	(30,360)

	320		11,347,800	(326,415)

Total Options			(Cost $ 219,919)	389,500

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (10)
Level 1 - Quoted Prices			$38,040,050	$(648,131)
Level 2 - Other Significant Observable Inputs			12,152	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$38,052,202	$(648,131)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.
(4) Exchange-Traded Fund
(5) Exchange-Traded Note
(6) The notional amount is calculated by multiplying outstanding contracts by the exercise price at March 31, 2021 by 100.
(7) Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(8) All or a portion of this security is held as collateral for written options. Total value of collateral is $3,774,494.38 representing 10.2% of net assets.
(9) Subject to written option contracts.
(10) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
ADR - American Depositary Receipt
PLC - Public Limited Company